Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	001-39217
Entity Registrant Name	Greenrose Holding Co Inc
Entity Central Index Key	0001790665
Entity Tax Identification Number	84-2845696
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Broadway
Entity Address, City or Town	Amityville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11701
City Area Code	(516)
Local Phone Number	346-5270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable